RESTRICTIONS ON CASH AND DUE FROM BANKS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
RESTRICTIONS ON CASH AND DUE FROM BANKS [Abstract]
Average reserve balances maintained	$ 5.2	$ 4.0
Reserve balances related to investment security transactions and merchant payment processing operations	$ 0.7	$ 2.4